Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balances (in shares) at Dec. 31, 2017	0	139,300,122
Balances at Dec. 31, 2017	$ 0	$ 139,300	$ 94,965,040	$ 104,971,384	$ (43,783)	$ (9,880,827)
Net loss				(11,631,394)		(11,631,394)
Proceeds from warrant exercise (in shares)		422,939
Proceeds from warrant exercise		$ 423	40,305			40,728
Cashless warrant exercises with waived proceeds (in shares)		6,395,499
Cashless warrant exercises with waived proceeds		$ 6,396	(6,396)			0
Shares issued for services (in shares)		1,049,340
Shares issued for services		$ 1,049	180,451			181,500
Conversion of promissory notes (in shares)		8,497,238
Conversion of promissory notes		$ 8,497	926,199			934,696
Warrants issued for services			828,690			828,690
Stock-based compensation - options and warrants			2,480,970			2,480,970
Warrants issued with convertible promissory note			808,458			808,458
Beneficial conversion feature on convertible promissory notes			709,827			709,827
Warrants issued with promissory note			36,104			36,104
Beneficial conversion feature on promissory notes			35,396			35,396
Foreign currency translation adjustment					(19,085)	(19,085)
Balances (in shares) at Dec. 31, 2018	0	155,665,138
Balances at Dec. 31, 2018	$ 0	$ 155,665	101,153,882	(116,602,778)	(62,868)	(15,356,099)
Net loss				(10,429,839)		(10,429,839)
Proceeds from warrant exercise (in shares)		40,284,422
Proceeds from warrant exercise		$ 40,285	3,581,674			1,758,142
Cashless warrant exercises (in shares)		4,962,157
Cashless warrant exercises		$ 4,962	(4,962)			0
Cashless warrant exercises with waived proceeds (in shares)		450,000
Cashless warrant exercises with waived proceeds		$ 450	35,550			36,000
Shares issued for services (in shares)		150,000
Shares issued for services		$ 150	28,350			28,500
Conversion of short term notes payable and convertible notes payable, shares		65,247,517
Conversion of short term notes payable and convertible notes payable, amount		$ 65,248	6,427,607			6,492,855
Reclassification of warrant liability to equity due to adoption of ASU 2017-11, amount			262,339	1,279,661		1,542,000
Conversion of promissory notes (in shares)		7,020,455
Conversion of promissory notes		$ 7,020	672,980			680,000
Warrants issued for services				186,867		186,867
Stock-based compensation - options and warrants				333,422		333,422
Proceeds from PIPE offering, shares		20,000,711
Proceeds from PIPE offering, amount		$ 20,001	2,780,099			2,800,100
Foreign currency translation adjustment					634	634
Balances (in shares) at Dec. 31, 2019	0	293,780,400
Balances at Dec. 31, 2019	$ 0	$ 293,781	$ 115,457,808	$ (125,752,956)	$ (62,234)	$ (10,063,601)